Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000264666
Shareholder Report [Line Items]
Fund Name	Active Core U.S. Equity ETF
Trading Symbol	TACU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Active Core U.S. Equity ETF (the "fund") for the period of December 10, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Core U.S. Equity ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 10,561,000
Holdings Count | Holding	571
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,561 Number of Portfolio Holdings571 Investment Advisory Fees Paid (000s)$0 Portfolio Turnover Rate0.3%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	33.2%
Financials	14.2
Communication Services	10.5
Consumer Discretionary	10.5
Health Care	9.5
Industrials & Business Services	8.7
Consumer Staples	4.1
Energy	2.9
Utilities	2.3
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.8%
Apple	6.3
Microsoft	5.9
Alphabet	5.4
Amazon.com	3.5
Broadcom	2.5
Meta Platforms	2.4
Tesla	1.9
Eli Lilly	1.4
Berkshire Hathaway	1.4